PAID-IN CAPITAL	12 Months Ended
Dec. 31, 2014
Paid In Capital [Abstract]
PAID-IN CAPITAL

NOTE 33: PAID-IN CAPITAL

Common stock increase by issuance of new common shares

On May 10, 2014, the extraordinary general meeting of the Bank's shareholders approved the common stock increase by EUR 2,500 million by issuing 1,136,363,637 ordinary shares of a par value of 0.30 Euro per share, through cancellation of the pre-emptive rights for existing shareholders, which was completed on May 13, 2014. The subscription price was set at 2.20 Euro per share as it was determined by the international book-building process outside Greece to institutional and other eligible investors.

On May 12, 2014, the Board of Directors certified that EUR 2,500 million was covered in cash. From the amount of EUR 2,500 million, EUR 341 million was credited to the common stock while the remaining EUR 2,159 million less expenses was credited to the additional paid-in capital.

Common stock increase for the acquisition of Eurobank

On November 23, 2012, the 2nd Repeat Extraordinary General Meeting of the Bank's shareholders approved (i) the reduction in the Bank's common stock through a reduction in the nominal value of the shares from EUR 5.00 to EUR 1.00 per share, as per article 4 para 4a of the Company Law 2190/1920 as amended, with the formation of a special reserve of an equal amount included in the “Additional paid-in capital”, and (ii) the increase in the Bank's common stock with the issuance of new common shares that was subscribed in kind, that is, 466,397,790 common voting shares of Eurobank Ergasias S.A. (“Eurobank”), of nominal value EUR 2.22 per share. This common stock increase was covered exclusively by the shareholders of Eurobank, who accepted the tender offer, with abolition of the preemptive rights of existing shareholders. The Ministry of Development approved the above decision on February 12, 2013.

At its meeting of February 22, 2013 the Bank's Board of Directors certified the increase, pursuant to partial coverage thereof. As a result, the Bank's common stock increased by EUR 271 million by issuing 270,510,718 common shares with nominal value of EUR 1.00 per share. The fair value of these shares issued as the consideration paid for Eurobank amounted to EUR 273 million and was based on the closing price of Bank's share on the ATHEX on February 15, 2013.

Common stock increase in the context of the recapitalisation

On April 29, 2013, the 2nd Repeat Extraordinary General Meeting of the Bank's shareholders approved a) the reverse split of the common shares at a ratio of 10 existing shares of EUR 1.00 per share to be exchanged for 1 new share of EUR 10.00 per share, b) the reduction in the nominal value from EUR 10.00 per share to EUR 0.30 per share as per article 4 Para 4a of the Company Law 2190/1920 as amended, with the formation of a special reserve of an equal amount included in the “Additional paid-in capital” and c) the common stock increase by EUR 9,756 million in the context of recapitalization of the Greek systemic banks.

On June 19, 2013, the Board of Directors certified that EUR 1,079 million was covered by private investors in cash and EUR 8,677 million by HFSF through the EFSF bonds already advanced to the Bank in 2012 and the Bank issued 2,274,125,874 common shares of EUR 0.30 per share. The HFSF has restricted voting rights by law. If the shares are sold by the HFSF, the new shareholders will have the same rights as other NBG common shareholders.

According to Article 7a par.1 of the Greek Law 3864/2010, the common shares held by HFSF give the right to HFSF to exercise its voting rights in the General Meeting of Shareholders only for decisions regarding amendments to the Articles of Association, including increase or reduction of capital or provision of proxy powers to the Board of Directors to that effect, merger, division, conversion, revival, extension of duration or dissolution of the company, transfer of assets, including the sale of subsidiaries or any other issue requiring an increased majority as provided by Company Law 2190/1920 on "sociétés anonymes". Specifically, in order to calculate quorum and majority at the General Meeting, the shares of HFSF are not taken into account regarding decisions on matters other than those mentioned above. According to Article 7a of Greek Law 3864/2010, HFSF exercises its full voting rights without the aforementioned limitations if it is concluded, by decision of the HFSF General Council, that there is a breach of material obligations which are included in the restructuring plan or which promote its implementation.

From the amount of EUR 9,756 million, EUR 682 million was credited to the common stock whereas the remaining amount of EUR 9,074 million less expenses was credited to the additional paid-in capital account.

Warrants

According to article 7 par.4 of Law 3864/2010 and the Cabinet Act 38/2012 (as amended by Cabinet Act 6/2013) issued on June 26, 2013, 245,779,626 warrants were granted to private investors participating in the aforementioned capital increase of the Bank according to Law 3864/2010 and Cabinet Act 38/2012. Trading of the warrants on the Athens Stock Exchange began on June 27, 2013.

In particular, warrants are transferable securities with no restrictions concerning their transfer. Each warrant incorporates the right of its holder to purchase from HFSF 8.22923881005499 new shares, acquired by HFSF due to its participation in the above capital increase of Bank. The warrants do not provide voting rights to holders or owners thereof.

The warrants may be exercised every six months, with the first exercise date being six months following their issuance and the last exercise date being fifty-four (54) months following their issuance. Call options not exercised until the last aforementioned exercise date will automatically cease to exist and the corresponding warrants will be cancelled by HFSF. The procedure for the exercise of the call option and their settlement, as well as any change in the rights and obligations of the holders of warrants that may occur during the term that the warrants are in force, is announced by the Bank on its website and in the Daily Bulletin of the Athens Stock Exchange at least 10 days prior to each date of exercise of the warrants.

The exercise price of the call option for each warrant in order to acquire new shares held by HFSF, will be equal to EUR 4.29 plus accrued interest at an annual rate of 3% plus the margin:

  1% (100 basis points) for the first year from the Issue Date;
  2% (200 basis points) for the second year from the Issue Date;
  3% (300 basis points) for the third year from the Issue Date;
  4% (400 basis points) for the fourth year from the Issue Date; and
  5% (500 basis points) for the remaining period

on the number of new shares that the holder of the warrant is entitled to acquire upon exercise of his right. The exercise price will be adjusted accordingly in the event of corporate actions and is announced by the Bank on its website and in the Daily Bulletin of the Athens Stock Exchange. The last exercise date (December 27, 2017) is the date of expiry of the warrants.

After 36 months from the issuance of the warrants, HFSF may, under certain conditions, transfer the underlying common shares to third parties without any compensation being owed to holders of warrants that decide not to acquire those shares.

After the end of the third exercise period (December 29, 2014), the warrants currently remaining in force are 245,748,459, whereas the shares of the Bank upon which they are drawn and which are held by HFSF are 2,022,322,834.

Restrictions on transfers of Bank's shares

Transfers of the Bank's shares are carried out as prescribed by law and are not subject to any restrictions pursuant to the Bank's Articles of Association, except for the ordinary shares held by HFSF and are subject to the provisions of article 8 of Law 3864/2010 and article 3 par.7 of Cabinet Act 38/2012.

In particular, according to article 8 of Law 3864/2010, HFSF decides on the way and procedure for disposing its shares at a time it deems appropriate and in any case within five years from its participation in the Bank's capital increase, provided that par.1 of article 7a of Law 3864/2010 applies. The disposal may take place gradually or one-off, at HFSF's discretion, so long as all shares are disposed of within the time limits referred to above. The disposal of shares within the time limits stipulated above may not be made to any entity belonging directly or indirectly to the Hellenic Republic, in accordance with Greek Law. Furthermore, disposal shall be carried out with a view to protecting the interests of the Hellenic Republic, taking into consideration also to strengthen the financial stability and ensure a level-playing field in the financial sector.

Additionally, according to article 3 par. 7 of Cabinet Act 38/2012, without prejudice to the transfers which will take place due to exercise of the call option embedded in the Warrants, HFSF will not be able to transfer the shares which carry call option, for a period of 36 months after the issue date of the securities. After the expiry of the aforementioned period and until the final date of exercise of the call option, according to the same article of Cabinet Act 38/2012, HFSF may dispose its shares which carry call option according to the stipulations of paragraphs 7 – 11 of Article 3 of Law 3864/2010.

Restricted voting rights of the shares held by the HFSF

According to Article 7a par.1 of the Greek Law 3864/2010, the common shares held by HFSF give the right to HFSF to exercise its voting rights in the General Meeting of Shareholders only for decisions regarding amendments to the Articles of Association, including increase or reduction of capital or provision of proxy powers to the Board of Directors to that effect, merger, division, conversion, revival, extension of duration or dissolution of the company, transfer of assets, including the sale of subsidiaries or any other issue requiring an increased majority as provided by Company Law 2190/1920 on "sociétés anonymes". Specifically, in order to calculate quorum and majority at the General Meeting, the shares of HFSF are not taken into account regarding decisions on matters other than those mentioned above. According to Article 7a of Greek Law 3864/2010, HFSF exercises its full voting rights without the aforementioned limitations if it is concluded, by decision of the HFSF General Council, that there is a breach of material obligations which are included in the restructuring plan or which promote its implementation.

Redeemable preference shares to the Hellenic Republic

On January 22, 2009, at an Extraordinary General Meeting, the Bank's shareholders approved the issue of 70 million redeemable preference shares at a par value of EUR 5.00 each with the cancellation of the preemptive rights of the existing shareholders in favor of the Greek State in accordance with Greek Law 3723/2008 for the Bank's participation in the part (1) of the Hellenic Republic Bank Support Plan. On May 21, 2009, the Bank's Board of Directors certified that the Greek State fully covered the said issue of preference shares. This increase was covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points. On May 25, 2009, the minutes of the Board of Directors' meeting covering the above mentioned certification were filed with the Ministry of Development (resolution K2-5300/Registrar of Companies). Following the above the Bank's preferred stock increased by EUR 350 million.

The redeemable preference shares issued by the Bank to the Hellenic Republic are not transferable and embody the following privileges:

(a)       the right to receive payment of a fixed return, calculated on a 10% basis over the issue price of each preference share which is payable within one month as of the Bank's Annual Shareholders Meeting (i) in priority over the common shares, (ii) in priority over the dividend amounts distributed pursuant to Article 1 par. 3 of Greek Law 3723/2008 and (iii) irrespective of distribution of dividend to other classes of shareholders and provided that, following payment of the said fixed return, the Bank's and Group's capital adequacy ratios, meet the respective capital adequacy requirements set by the Bank of Greece.

The fixed return on the said preference shares is to be calculated accrued on an annual basis pro rata to the time period during which the Greek State remains a Preferred Shareholder and paid within one month as of the Bank's Annual Shareholders Meeting approval of the annual financial statements for the respective year, subject to availability of distributable funds, in accordance with Article 44a of the Greek Company Law 2190/1920, specifically profits from the last and/or previous financial years and/or reserves, and subject to prior authorization of the distribution of such available funds by a Bank's Annual Shareholders Meeting resolution. In case of inadequacy of distributable funds, the Preferred Shareholder is entitled to receive payment of fixed return on the preference shares in priority over the Common Shareholders, up to exhaustion of such distributable funds; and

(b)       upon liquidation, the right in liquidation proceeds in priority over all other shareholders.

(c)       the Hellenic Republic can appoint a member on the Bank's Board of Directors as its representative. The representative has a right to exercise a veto over any decision of a strategic nature, or on decisions which materially affect the Bank's legal or financial status and require approval by the Bank's Shareholders Meeting, or on decisions related to dividend distributions and bonus policies for the Bank's management, by resolution of the Minister of Economy and Finance, or that may be deemed by the Hellenic Republic representative that such decisions affect the depositors' interests or materially affect the Bank's credit standing and normal course of business. Furthermore, the Hellenic Republic representative has the right of free access to the Bank's books and records, restructuring and viability reports, medium-term financing plans, and data regarding the level of credit provided to the real economy, for the purposes of Greek Law 3723/2008.

The Ministry of Economy and Finance, through its letter to the Bank of Greece (Protocol Number 39389/B2038/7.8.2009) clarified that the funds provided by the Greek State to the financial institutions through the issuance of preference shares, are for the support of the capital adequacy of the Greek banking sector and not for medium term funding. In this respect the Government enacted Greek Law 3844/2010 under which, the preference shares are not mandatorily redeemable. However, if not redeemed after five years following their issuance and if the participating bank's General Meeting of Shareholders has not approved their redemption, the Greek Minister of Finance will impose, pursuant to a recommendation by the Bank of Greece, a gradual cumulative increase of 2% per year on the 10% fixed return provided for during the first five years from the issuance of the shares to the Hellenic Republic.

In accordance with Ministerial Decision 2/98029/0023A/17-01-2012, the redemption of the preference shares issued to the Greek State, will, from December 31, 2011 onwards, be effected at the original par value of the preference shares through the exchange of Greek government bonds or treasury bills. At any redemption date the Greek government bonds or treasury bills to be exchanged should have the following characteristics:

  their nominal value should be of equal to the nominal value of the bonds issued as consideration for the preference shares issued by the Bank, their maturity date should be the same or up to one month beyond the corresponding maturity date of the bonds issued as consideration for the preference shares issued by the Bank, their market value as at the date of redemption should match their nominal value. If this is not applicable the difference will be settled between the parties in cash.

On December 22, 2011, the Extraordinary General Meeting of the Bank's Shareholders approved the share capital increase by EUR 1,000 million through the issue of additional 200 million Redeemable Preference Shares at a nominal value of EUR 5.00 each with the cancellation of the preemptive rights of the existing shareholders in favor of the Greek State, in accordance with Greek Law 3723/2008.

On December 30, 2011, following the above decision, the Bank issued the 200 million Redeemable Preference Shares at a nominal value of EUR 5.00 each which embody the same privileges and characteristics as the 70 million redeemable preference shares described above.

Repurchase of non-cumulative, non-voting, redeemable preference shares

On May 31, 2013, the Bank announced an offer to purchase for cash 22,500,000 out of the 25,000,000 outstanding American Depositary Shares at 12.50 Dollar per ADS upon the terms and subject to the conditions set forth in the Offer to Purchase. The Offer aimed to generate Core Tier I capital for the Bank and to further strengthen the quality of its capital base.

As of June 28, 2013, which was the expiration time of the Offer, 12,360,169 ADSs were validly tendered, representing approximately 49.4% of the ADSs outstanding at the expiration time. Based on the results of the Offer, the aggregate purchase cost for the tendered ADSs was USD155 million.

On July 3, 2013, the purchase of the 12,360,169 ADSs was settled by the Bank.

Therefore, following the purchase of the ADSs, 12,639,831 ADSs remain outstanding. The Bank cancelled any ADSs purchased pursuant to the Offer, and cancelled the Preference Shares represented thereby, following the completion of the requisite corporate approvals for cancellation of the Preference Shares.